Investment Objectives and Goals	Jan. 31, 2025
MassMutual U.S. Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual U.S. Government Money Market Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks current income consistent with preservation of capital and liquidity.
MassMutual Inflation-Protected and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Inflation-Protected and Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
MassMutual Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Core Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

MassMutual Diversified Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Diversified Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks a superior total rate of return by investing in fixed income instruments.
MassMutual Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Balanced Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks a high total return.
MassMutual Disciplined Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Disciplined Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term total return.
MassMutual Small Cap Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Small Cap Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
MassMutual Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Global Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
MassMutual International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual International Equity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.
MassMutual Short-Duration Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Short-Duration Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

MassMutual High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual High Yield Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.